MINE HOLDING COSTS - Disclosure of Mine Holding Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	$ 23,666	$ 22,088
La Parrilla [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	0	3,576
Del Toro [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	2,358	2,849
San Martin [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	551	905
La Guitarra [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	0	514
Santa Elena [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	3,469	3,296
Jerritt Canyon [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	$ 17,288	$ 10,948